Fees Summary	Nov. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,880,000.00
Previously Paid Amount	0.00
Total Fee Amount	950.13
Total Offset Amount	0.00
Net Fee	950.13
Narrative - Max Aggregate Offering Price	$ 6,880,000.00
Final Prospectus	true